5. MINERAL PROPERTY INTERESTS: Schedule of Morrison claims (Tables)	12 Months Ended
Jan. 31, 2019
Tables/Schedules
Schedule of Morrison claims
Morrison claims, Canada	2019	2018	2017

Balance, beginning and end of year	$ 4,832,500	$ 4,832,500	$ 4,832,500